Shareholder Fees {- Fidelity OTC K6 Portfolio}	Sep. 29, 2022 USD ($)
07.31 Fidelity OTC K6 Portfolio PRO-05 | Fidelity OTC K6 Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none